(Losses)/earnings per share	3 Months Ended
Sep. 30, 2019
Earnings Per Share [Abstract]
(Losses)/earnings per share

10. (Losses)/earnings per share

	Three Months Ended
	September 30, 2019	September 30, 2018
Losses per share
(in cents)
(a) Basic (losses) per share
From continuing operations attributable to the ordinary equity holders of the company	(1.10)	(4.07)
Total basic (losses) per share attributable to the ordinary equity holders of the company	(1.10)	(4.07)

(b) Diluted (losses) per share
From continuing operations attributable to the ordinary equity holders of the company	(1.10)	(4.07)
Total basic (losses) per share attributable to the ordinary equity holders of the company	(1.10)	(4.07)

(c) Reconciliation of (losses) used in calculating (losses) per share
(in U.S. dollars, in thousands)
Basic (losses) per share
(Losses) attributable to the ordinary equity holders of the company used in calculating basic (losses) per share:
From continuing operations	(5,484)	(19,498)

Diluted (losses) per share
(Losses) from continuing operations attributable to the ordinary equity holders of the company:
Used in calculating basic (losses) per share	(5,484)	(19,498)
(Losses) attributable to the ordinary equity holders of the company used in calculating diluted losses per share	(5,484)	(19,498)

	Three Months Ended
	September 30, 2019 (in shares)	September 30, 2018 (in shares)
Weighted average number of ordinary shares used as the denominator in calculating basic losses per share	499,301,409	479,183,393
Weighted average number of ordinary shares and potential ordinary shares used in calculating diluted losses per share	499,301,409	479,183,393

Options granted to employees are considered to be potential ordinary shares. These securities have been excluded from the determination of basic losses per share in the three months ended September 30, 2019 and 2018. Shares that may be paid as contingent consideration have also been excluded from basic losses per share. They have been excluded from the calculation of diluted losses per share because they are anti-dilutive for the three months ended September 30, 2019 and 2018.